1. COMPANY'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Companys Operations
Schedule of equity interest

The One Foods segment also began to incorporate the operations of Malaysia and some countries in the African continent and Eastern Europe.

1.1.	Equity interest

						% equity interest
Entity		Main activity	Country	Participation	Accounting method	12.31.17	12.31.16

BRF Energia S.A.		Commercialization of eletric energy	Brazil	Direct	Consolidated	100.00%	100.00%
BRF GmbH		Holding	Austria	Direct	Consolidated	100.00%	100.00%
BRF Foods LLC	(h)	Import and commercialization of products	Russia	Indirect	Consolidated	99.90%	90.00%
BRF France SARL		Marketing and logistics services	France	Indirect	Consolidated	100.00%	100.00%
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	Indirect	Consolidated	99.00%	99.00%
BRF Global Company South Africa Proprietary Ltd.		Import and commercialization of products	South Africa	Indirect	Consolidated	100.00%	100.00%
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	Indirect	Consolidated	1.00%	1.00%
BRF Global GmbH	(b)	Holding and trading	Austria	Indirect	Consolidated	100.00%	100.00%
BRF Foods LLC	(h)	Import and commercialization of products	Russia	Indirect	Consolidated	0.10%	-
Qualy 5201 B.V.	(b)	Import, commercialization of products and holding	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Xamol Consultores Serviços Ltda.		Import and commercialization of products	Portugal	Indirect	Consolidated	100.00%	100.00%
BRF Japan KK		Marketing and logistics services	Japan	Indirect	Consolidated	100.00%	100.00%
BRF Korea LLC		Marketing and logistics services	Korea	Indirect	Consolidated	100.00%	100.00%
BRF Shanghai Management Consulting Co. Ltd.		Advisory and related services	China	Indirect	Consolidated	100.00%	100.00%
BRF Shanghai Trading Co. Ltd.		Commercialization and distribution of products	China	Indirect	Consolidated	100.00%	100.00%
BRF Singapore PTE Ltd.		Marketing and logistics services	Singapore	Indirect	Consolidated	100.00%	100.00%
BRF Germany GmbH		Import and commercialization of products	Germany	Indirect	Consolidated	100.00%	100.00%
BRF GmbH Turkiye Irtibat		Import and commercialization of products	Turkey	Indirect	Consolidated	100.00%	100.00%
BRF Holland B.V.		Import and commercialization of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	2.66%	2.63%
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	Indirect	Consolidated	0.01%	0.01%
BRF B.V.		Industrialization, import and commercialization of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
ProudFood Lda	(j)	Import and commercialization of products	Angola	Indirect	Consolidated	10.00%	-
BRF Hungary LLC		Import and commercialization of products	Hungary	Indirect	Consolidated	100.00%	100.00%
BRF Iberia Alimentos SL		Import and commercialization of products	Spain	Indirect	Consolidated	100.00%	100.00%
BRF Invicta Ltd.	(l)	Import, commercialization and distribution of products	England	Indirect	Consolidated	69.16%	62.00%
Invicta Food Products Ltd.		Import and commercialization of products	England	Indirect	Consolidated	100.00%	100.00%
BRF Wrexham Ltd.		Industrialization, import and commercialization of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Food Group Ltd.	(b)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Foods Ltd.		Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Invicta Foodservice Ltd.		Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Universal Meats (UK) Ltd.	(b)	Import, Industrialization, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
BRF Italia SPA		Import and commercialization of products	Italy	Indirect	Consolidated	67.00%	67.00%
Compañía Paraguaya Comercial S.A.		Import and commercialization of products	Paraguay	Indirect	Consolidated	99.00%	99.00%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	50.48%	50.06%
Itega S.A.		Holding	Argentina	Indirect	Consolidated	96.00%	96.00%
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	Indirect	Consolidated	99.99%	99.99%
Buenos Aires Fortune S.A.		Holding	Argentina	Indirect	Consolidated	5.00%	5.00%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	8.44%	10.61%
Eclipse Latam Holdings		Holding	Spain	Indirect	Consolidated	100.00%	100.00%
Buenos Aires Fortune S.A.		Holding	Argentina	Indirect	Consolidated	95.00%	95.00%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	6.53%	6.34%
Campo Austral S.A.	(m)	Industrialization and commercialization of products	Argentina	Indirect	Consolidated	31.89%	30.36%
Itega S.A.		Holding	Argentina	Indirect	Consolidated	4.00%	4.00%
Golden Foods Poultry Limited		Holding	Thailand	Indirect	Consolidated	48.52%	48.52%
Golden Poultry Siam Limited		Holding	Thailand	Indirect	Consolidated	51.84%	51.84%
Golden Poultry Siam Limited		Holding	Thailand	Indirect	Consolidated	48.16%	48.16%
BRF Thailand Limited		Import, Industrialization, commercialization and distribution of products	Thailand	Indirect	Consolidated	100.00%	100.00%
BRF Feed Thailand Limited		Import, Industrialization, commercialization and distribution of products	Thailand	Indirect	Consolidated	100.00%	100.00%
Golden Foods Sales (Europe) Limited		Holding and trading	England	Indirect	Consolidated	100.00%	100.00%
Golden Quality Foods Europe BV		Import, commercialization and distribution of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Golden Quality Foods Netherlands BV		Import, commercialization and distribution of products	The Netherlands	Indirect	Consolidated	100.00%	100.00%
Golden Foods Siam Europe Limited	(b)	Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Golden Quality Poultry (UK) Ltd		Import, commercialization and distribution of products	England	Indirect	Consolidated	100.00%	100.00%
Perdigão Europe Lda.		Import and export of products	Portugal	Indirect	Consolidated	100.00%	100.00%
Perdigão International Ltd.		Import and export of products	Cayman Island	Indirect	Consolidated	100.00%	100.00%
BFF International Ltd.		Financial fundraising	Cayman Island	Indirect	Consolidated	100.00%	100.00%
Highline International	(a)	Financial fundraising	Cayman Island	Indirect	Consolidated	100.00%	100.00%
Sadia Overseas Ltd.	(q)	Financial fundraising	Cayman Island	Direct	Consolidated	98.00%	-
ProudFood Lda	(j)	Import and commercialization of products	Angola	Indirect	Consolidated	90.00%	-
Sadia Chile S.A.		Import and commercialization of products	Chile	Indirect	Consolidated	40.00%	40.00%
Sadia Foods GmbH		Import and commercialization of products	Germany	Indirect	Consolidated	100.00%	100.00%
SATS BRF Food PTE Ltd.		Import, industrialization, commercialization and distribution of products	Singapore	Joint venture	Equity pick-up	49.00%	49.00%
BRF Global Namíbia		Import and commercialization of products	Namibia	Indirect	Consolidated	100.00%	100.00%
Wellax Food Logistics C.P.A.S.U. Lda.		Import and commercialization of products	Portugal	Indirect	Consolidated	100.00%	1.00
BRF Luxembourg Sarl	(f)	Holding	Luxemburgo	Direct	Consolidated	100.00%	100.00%
BRF Austria GmbH	(f)	Holding	Austria	Indirect	Consolidated	100.00%	100.00%
One Foods Holdings Ltd	(d) (f)	Holding	United Arab Emirates	Indirect	Consolidated	100.00%	-
Al-Wafi Food Products Factory LLC	(e) (f)	Industrialization and commercialization of products	United Arab Emirates	Indirect	Consolidated	49.00%	-
Badi Ltd.	(e) (f)	Holding	United Arab Emirates	Indirect	Consolidated	100.00%	-
Al-Wafi Al-Takamol International for Foods Products	(e) (f)	Import and commercialization of products	Saudi Arabia	Indirect	Consolidated	75.00%	-
BRF Al Yasra Food K.S.C.C. ("BRF AFC")	(e) (f)	Import, commercialization and distribution of products	Kuwait	Indirect	Consolidated	49.00%	-
BRF Foods GmbH	(e) (f)	Industrialization, import and commercialization of products	Austria	Indirect	Consolidated	100.00%	-
Al Khan Foodstuff LLC ("AKF")	(c) (e)	Import, commercialization and distribution of products	Oman	Indirect	Consolidated	70.00%	-
FFM Further Processing Sdn. Bhd.	(e) (f)	Industrialization, import and commercialization of products	Malaysia	Indirect	Consolidated	70.00%	70.00%
SHB Comércio e Indústria de Alimentos S.A.	(e) (f)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	99.99%	-
TBQ Foods GmbH	(i) (n)	Commercialization of products	Austria	Indirect	Consolidated	60.00%	-
Banvit Bandirma Vitaminli	(n) (p)	Holding	Turkey	Indirect	Consolidated	91.71%	-
Banvit Enerji ve Elektrik Üretim Ltd. Sti.	(n)	Commercialization of eletric energy	Turkey	Indirect	Consolidated	100.00%	-
Banvit Foods SRL	(n)	Industrialization of grains and animal feed	Romania	Indirect	Consolidated	0.01%	-
Nutrinvestments BV	(n)	Holding	The Netherlands	Indirect	Consolidated	100.00%	-
Banvit ME FZE	(n)	Marketing and logistics services	United Arab Emirates	Indirect	Consolidated	100.00%	-
Banvit Foods SRL	(n)	Industrialization of grains and animal feed	Romania	Indirect	Consolidated	99.99%	-
BRF Malaysia Sdn Bhd	(k)	Marketing and logistics services	Malaysia	Indireta	Consolidated	100.00%	100.00%
Federal Foods LLC	(e) (f)	Import, commercialization and distribution of products	United Arab Emirates	Indirect	Consolidated	49.00%	-
Federal Foods Qatar	(e) (f)	Import, commercialization and distribution of products	Qatar	Indirect	Consolidated	49.00%	49.00%
SHB Comércio e Indústria de Alimentos S.A.	(e) (f)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	0.01%	-
BRF Hong Kong LLC	(g)	Import, commercialization and distribution of products	Hong Kong	Indirect	Consolidated	100.00%	-
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	Direct	Consolidated	99.94%	99.94%
BRF Pet S.A.	(o)	Industrialization and commercialization and distribution of feed and nutrients for animals	Brazil	Direct	Consolidated	100.00%	100.00%
PP-BIO Administração de bem próprio S.A.		Management of assets	Brazil	Affiliate	Equity pick-up	33.33%	33.33%
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	Direct	Consolidated	99.99%	99.99%
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	99.99%	99.99%
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	Affiliate	Equity pick-up	33.33%	33.33%
Quickfood S.A.		Industrialization and commercialization of products	Argentina	Direct	Consolidated	91.21%	91.21%
Sadia Alimentos S.A.		Holding	Argentina	Direct	Consolidated	43.10%	43.10%
Avex S.A.		Industrialization and commercialization of products	Argentina	Indirect	Consolidated	33.98%	33.98%
Sadia International Ltd.		Import and commercialization of products	Cayman Island	Direct	Consolidated	100.00%	100.00%
Sadia Chile S.A.		Import and commercialization of products	Chile	Indirect	Consolidated	60.00%	60.00%
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	Indirect	Consolidated	5.10%	5.10%
Avex S.A.		Industrialization and commercialization of products	Argentina	Indirect	Consolidated	66.02%	66.02%
Compañía Paraguaya Comercial S.A.		Import and commercialization of products	Paraguay	Indirect	Consolidated	1.00%	1.00%
Sadia Alimentos S.A.		Holding	Argentina	Indirect	Consolidated	56.90%	56.90%
Sadia Overseas Ltd.	(q)	Financial fundraising	Cayman Island	Direct	Consolidated	2.00%	100.00%
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	Direct	Consolidated	94.90%	94.90%
UP Alimentos Ltda.		Industrialization and commercialization of products	Brazil	Affiliate	Equity pick-up	50.00%	50.00%
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	Direct	Consolidated	100.00%	100.00%
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	Indirect	Consolidated	0.06%	0.06%
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	Indirect	Consolidated	0.01%	0.01%
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	Indirect	Consolidated	0.01%	0.01%

(a)	Dormant subsidiaries.

(b)	The wholly-owned subsidiary BRF Global GmbH, operates as a trading in the European market and owns 101 direct subsidiaries in Madeira Island, Portugal, with an investment as of December 31, 2017 of R$3.6 (R$3.3 as of December 31, 2016) and a direct subsidiary in Den Bosch, The Netherlands, denominated Qualy 20 with an investment as of December 31, 2017 of R$6.5 (R$6.6 as of December 31, 2016). The wholly-owned subsidiary Qualy 5201 B.V. owns 212 subsidiaries in The Netherlands being the amount of this investment as of December 31, 2017 of R$20.2 (R$18.2 as of December 31, 2016). The indirect subsidiary Invicta Food Group Ltd. owns 120 direct subsidiaries in Ashford, England, with an investment of R$126.6 as of December 31, 2017 (R$112.5 as of December 31, 2016). The indirect subsidiary Universal Meats (UK) Ltd owns 99 direct subsidiaries in Ashford, England with an investment of R$41.6 as of December 1, 2017 (R$37.5 as of December 31, 2016). The indirect subsidiary Golden Foods Siam Europe Ltd (GFE) owns 32 subsidiaries in Ashford. England with an investment of R$0.02 as of December 31, 2017 (R$114.1 as of December 31, 2016). The purpose of these subsidiaries is to operate in the European market to increase the Company’s market share, which is regulated by a system of poultry and turkey meat import quotas.

(c)	On January 02, 2017, disposal of subsidiary to BRF Foods GmbH.

(d)	On January 11, 2017, establishment of equity interest.

(e)	On January 12, 2017, acquisition of equity interest by One Foods Holdings Ltd. On December 31, 2016, such equity interests were held by wholly-owned subsidiary BRF GmbH.

(f)	On January 13, 2017, with investment in SHB through capital increase in direct capital increase in direct subsidiaries. On December 31, 2016, SHB’s equity interest was held by BRF S.A. (99.00%) and by wholly-owned subsidiary PSA Laboratório Veterinário Ltda (1.00%).

(g)	On January 13, 2017, establishment of equity interest.

(h)	On February 28, 2017, acquisition of equity interest by BRF GmbH and BRF Global GmbH. On December 31, 2016, such equity interest was held by wholly-owned subsidiary Sadia Foods GmbH.

(i)	On March 08, 2017, establishment of the subsidiaries TBQ Foods GmbH.

(j)	On March 31, 2017, establishment of equity interest, 90% held by the subsidiary BRF GmbH and 10% held by the subsidiary BRF Holland B.V., both wholly-owned subsidiary.

(k)	On April 10, 2017, disposal of 100% of equity interest to One Foods Holdings Ltd.

(l)	On April 18, 2017, acquisition of 7.16% of equity interest.

(m)	On April 27,2017, change in equity interest of the subsidiaries of Campo Austral, as a result of the conclusion of the merger process started a November 01, 2016.

(n)	On May 25, 2017, subsidiary TBQ Foods GmbH acquired 79.48% of the shares issued by Banvit Bandirma Vitaminli Yem Sanayii A.S..

(o)	On June 21, 2017, change name and corporate purpose of K&S Alimentos S.A. to BRF Pet S.A..

(p)	On August 11, 2017, concluded the acquisition of part of the shares issued by Banvit Bandirma Vitaminli Yem Sanayii S.A., and thus holds 91.71% of the equity interest.

(q)	On December 11, 2017, change in equity interest of the Sadia Overseas Ltd.